Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended																			12 Months Ended
	Oct. 02, 2013	Feb. 01, 2014 Segment Store State		Feb. 02, 2013		Jan. 28, 2012		Oct. 07, 2013 Initial public offering	Oct. 07, 2013 Initial public offering Bain Capital Investors, LLC	Feb. 01, 2014 Two Thousand Six Management Incentive Plan	Feb. 02, 2013 Two Thousand Six Management Incentive Plan	Jan. 28, 2012 Two Thousand Six Management Incentive Plan	Feb. 01, 2014 Barter Credit Usage	Feb. 02, 2013 Barter Credit Usage	Jan. 28, 2012 Barter Credit Usage	Feb. 01, 2014 Software and Software Development Costs Minimum	Feb. 01, 2014 Software and Software Development Costs Maximum	Feb. 01, 2014 Buildings Minimum	Feb. 01, 2014 Buildings Maximum	Feb. 01, 2014 Fixtures and Equipment Minimum	Feb. 01, 2014 Fixtures and Equipment Maximum	Feb. 01, 2014 Restricted Stock Issuances		Feb. 02, 2013 Restricted Stock Issuances		Jan. 28, 2012 Restricted Stock Issuances		Feb. 01, 2014 Restricted Stock Issuances Two Thousand Six Management Incentive Plan	Feb. 01, 2014 Distribution and Purchasing Functions	Feb. 02, 2013 Distribution and Purchasing Functions	Jan. 28, 2012 Distribution and Purchasing Functions	Feb. 01, 2014 Burlington Coat Factory Store	Feb. 01, 2014 Cohoes Fashions Store	Feb. 01, 2014 Super Baby Depot Store	Feb. 01, 2014 MJM Designer Shoes Store	Feb. 01, 2014 Burlington Shoes Store
Summary Of Significant Accounting Policies [Line Items]
Number of stores		521																														503	2	2	13	1
Number of states stores operated		44
Number of stores opened																																23
Number of stores closed																																2
Shares Issued								15,333,333
Offering price per share								$ 17.00
Transaction fee under the Advisory Agreement									$ 2,600,000
Transaction fee as a percentage of gross proceeds									1.00%
Net Proceeds from the offering		260,667,000						236,900,000
Description Of Stock Split								The Company then effected an 11-for-1 split of the Company's Class A common stock and then reclassified the Company's Class A common stock into Common Stock.
Class L common stock split into one share of Class A Common stock	11							11
Cash and short-term, highly liquid investments, maturities period		3 months
Selling and Administrative Expenses		1,391,788,000		1,312,682,000		1,215,774,000																							137,100,000	114,300,000	84,600,000
Depreciation and Amortization		168,195,000		166,786,000		153,070,000																							14,100,000	12,800,000	8,900,000
Property and equipment, Useful Lives																		20 years	40 years	3 years	10 years
Impairment Charges - Property and equipment		2,700,000		5,200,000		1,200,000
Capitalized software		21,100,000		19,800,000
Purchased and internally developed software, estimated economic life																3 years	5 years
Impairment losses - indefinite lived intangible assets		0		0		0
Impairment charges		0		6,300,000		100,000
Impairment losses goodwill		0		0		0
Impairment charges		500,000		0		400,000
Customer liabilities		29,200,000		30,000,000
Deferred lease incentives		157,500,000		138,100,000
Advertising costs		83,300,000		83,500,000		77,600,000							2,544,000	3,776,000	4,712,000
Barter transactions, sales						13,900,000
Barter transactions, cost of sales						13,900,000
Barter transactions, unused advertising credits		10,560,000		13,104,000									10,600,000
Barter transactions, unused advertising credits period													6 years
Breakage income		4,000,000		2,500,000		4,100,000
Number of units reserved under plans										16,125,258
Common stock reserved for options outstanding	4,683,151	4,619,323		424,231						4,619,323
Common Stock, shares Outstanding		73,686,524		513,167,094
Unvested restricted stock units																												81,396
Non-Cash Stock Compensation		$ 10,203,000	[1]	$ 2,747,000	[1]	$ 5,797,000	[1]			$ 10,200,000	$ 2,700,000	$ 5,800,000										$ 143,000	[2]	$ 487,000	[2]	$ 1,187,000	[2]
Reports segment		1

[1]	The tax benefit related to the Company's non-cash stock compensation was $5.1 million, $1.0 million, and $2.3 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively.
[2]	Included in the line item "Selling and Administrative Expenses" in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).